Securitizations and Variable Interest Entities	6 Months Ended
Sep. 30, 2022
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities
6. Securitizations and Variable Interest Entities:
Securitizations
Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within
Trading assets
in Nomura’s consolidated balance sheets, with the change in fair value reported within
Revenue
—
Net gain on trading
. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.
As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six and three months ended September 30, 2021, Nomura received cash proceeds from SPEs in new securitizations of ¥196 billion and ¥141 billion, respectively, and the associated gain on sale was ¥9 billion and ¥2 billion, respectively. For the six and three months ended September 30, 2022, Nomura received cash proceeds from SPEs in new securitizations of ¥
136

billion and ¥74 billion, respectively, and the associated gain
/(loss)
on sale was ¥0 billion and ¥(0) billion, respectively. For the six and three months ended September 30, 2021, Nomura received debt securities issued by these SPEs with an initial fair value of ¥1,171 billion and ¥489 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥1,100 billion and ¥519 billion, respectively. For the six and three months ended September 30, 2022, Nomura received debt securities issued by these SPEs with an initial fair value of ¥271 billion and ¥70 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥219 billion and ¥48 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥5,829 billion and ¥6,190 billion as of March 31, 2022 and September 30, 2022, respectively. Those transferred financial assets are substantially government, agency and municipal securities. Nomura’s retained interests were ¥131 billion and ¥173 billion, as of March 31, 2022 and September 30, 2022, respectively. For the six and three
months ended September 30, 2021
, Nomura received cash flows of ¥19 billion and ¥10 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six and three months ended September 30,
2022, Nomura received cash flows of

¥13 billion and ¥7 billion, respectively, from the SPEs on the retained interests held in the SPEs.
Nomura did not provide financial support to SPEs beyond its contractual obligations as of March 31, 2022 and September 30, 2022.
The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥124	¥—	¥124	¥124	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥124	¥7	¥131	¥126	¥5

	Billions of yen
	September 30, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥162	¥—	¥162	¥162	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	11	11	3	8

Total	¥—	¥162	¥11	¥173	¥165	¥8

As of March 31, 2022 and September 30, 2022, predominantly all of the retained interests held by Nomura were valued using observable prices. The initial fair value of these retained interests are mostly level 2 in the fair value hierarchy.
The following table presents the type and carrying value of financial assets included within
Trading assets
and
Loans receivable
which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within
Long-term borrowings.
The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse
to Nomura.

	Billions of yen
	March 31, 2022	September 30, 2022
Assets
Trading assets
Japanese g overnment securities	¥—	¥1
Loans for trading purposes	19	29
Loans receivable	203	344

Total	¥222	¥374

Liabilities
Long-term borrowings	¥222	¥374

Variable Interest Entities (“VIEs”)
In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.
If Nomura has
power to direct
the activities of
a VIE that most significantly impact the VIE’s economic performance, and through Nomura’s interest in the VIE
, Nomura has
the right to receive benefits or the obligation to absorb losses that could be potentially
significant to the VIE, Nomura is the primary beneficiary of the VIE and must consolidate the entity, provided that Nomura does not act
as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds for which Nomura is the primary beneficiary.
The power to
direct
the most significant
activities
may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura generally
considers collateral management and servicing to represent the power to make the most significant decisions
, unless such roles are deemed to be a fiduciary relationship.
Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the unilateral
right to replace the collateral manager or servicer or to require liquidation of the entity.
For many transactions, such as where VIEs are used for re-securitizations of residential mortgage-backed securities, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the VIE. In those
cases, Nomura focuses its analysis on
the party who has the sole discretion in
the initial
design
of the
VIE
, and considers factors such as the nature of the underlying assets held by the VIE, the extent
of third party
investors’ involvement
in the design of the VIE, the size of initial third party investment and the amount and level of any subordination of beneficial interests issued by the VIE which will be held by Nomura and any
third party investors. Nomura has sponsored numerous re-securitization transactions and in many cases has determined that it is not the primary beneficiary on the basis that power to direct
the most significant
activities
relating to these entities are shared with third party investors. Nomura has consolidated certain
VIEs where it was determined that third party investors were not involved in the design of the VIEs, including where the size of third party investment was insignificant
at inception of the transaction.
The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements as of March 31, 2022 and September 30, 2022. Most of these assets and liabilities are related to consolidated VIEs which securitize corporate convertible securities, mortgages and mortgage-backed securities. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not typically have any recourse to Nomura.

	Billions of yen
	March 31, 2022	September 30, 2022
Consolidated VIE assets
Cash and cash equivalents	¥62	¥10
Trading assets
Equities	555	507
Debt securities	443	435
CMBS and RMBS	21	23
Investment trust funds and other	—	1
Derivatives	1	1
Private equity and debt investments	4	8
Office buildings, land, equipment and facilities	10	9
Other	115	179

Total	¥1,211	¥1,173

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥0
Borrowings
Short-term borrowings	95	100
Long-term borrowings	797	780
Other	6	4

Total	¥898	¥884

On a quarterly basis,
Nomura reassesses its involvement with the
VIEs and evaluates the impact of any changes in governing documents
and
/or
variable interests
held
by Nomura and other parties.
Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.
The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets and the amount of any undrawn commitments and financial guarantees issued.

	Billions of yen
	March 31, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	61	—	61
CMBS and RMBS	1,432	—	1,432
Investment trust funds and other	191	—	191
Private equity and debt investments	22	—	22
Loans	940	—	940
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	256

Total	¥2,682	¥—	¥2,938

	Billions of yen
	September 30, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥25	¥—	¥25
Debt securities	101	—	101
CMBS and RMBS	2,743	—	2,743
Investment trust funds and other	224	—	224
Private equity and debt investments	18	—	18
Loans	1,193	—	1,193
Other	6	—	6
Commitments to extend credit and other guarantees	—	—	153

Total	¥4,310	¥—	¥4,463

The above does not include certain repurchase agreement financings provided to third parties or Nomura sponsored VIEs.